Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel expense
Personnel expenses

Note 5. Personnel expenses

Skr mn	2019	2018	2017
Salaries and remuneration to the Board of Directors and the CEO	-7	-7	-7
Salaries and remuneration to Senior Executives	-23	-21	-20
Salaries and remuneration to other employees	-161	-158	-162
Pensions	-60	-52	-58
Social insurance	-63	-59	-61
Other personnel expenses	-19	-14	-12
Total personnel expenses	-333	-311	-320

The combined total of the remuneration to senior executives, excluding the CEO of the Parent Company, amounted to Skr 23 million (2018: Skr 21 million). Of the remuneration to senior executives, Skr 23 million (2018: Skr 21 million) is pensionable. Of the remuneration to the CEO of the Parent Company, Skr 5 million (2018: Skr 5 million) is pensionable. For all employees, excluding the CEO, SEK follows collective agreements between the Banking Institution Employers’ Organization (BAO) and trade unions.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2019	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-603	—	—	—	-603
Other members of the Board of Directors:
Cecilia Ardström	-308	—	—	—	-308
Anna Brandt(4)	—	—	—	—	—
Reinhold Geijer	-275	—	—	—	-275
Hans Larsson	-249	—	—	—	-249
Eva Nilsagård	-277	—	—	—	-277
Ulla Nilsson	-298	—	—	—	-298
Hélène Westholm(4), resigned March 28, 2019	—	—	—	—	—
Hanna Lagercrantz(4), from March 28, 2019	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(5)	—	-5,015	-25	-1,462	-6,502
Per Åkerlind, Head of Treasury and Capital Management and -Executive Vice President	—	-3,509	-30	-1,123	-4,662
Karl Johan Bernerfalk, General Counsel	—	-1,507	-23	-529	-2,059
Andreas Ericson, Head of Mid Corporates	—	-1,978	-28	-607	-2,613
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,922	-27	-500	-3,449
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,353	-18	-508	-2,879
Jens Hedar, Head of Large Corporates	—	-2,224	-15	-649	-2,888
Petra Könberg, Head of Marketing & Business Development	—	-1,236	-33	-407	-1,676
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019	—	-1,159	-12	-365	-1,536
Anna-Lena Söderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019	—	-278	-6	-115	-399
Peter Svensén, Chief Risk Officer (CRO), from October 28, 2019	—	-471	-3	-80	-554
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,644	-42	-623	-2,309
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,484	-40	-759	-3,283
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,574	-16	-463	-2,053
Total	-2,010	-28,354	-318	-8,190	-38,872
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
(5)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2018	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-612	—	—	—	-612
Other members of the Board of Directors:
Cecilia Ardström(C)	-287	—	—	—	-287
Anna Brandt	—	—	—	—	—
Reinhold Geijer(4)	-269	—	—	—	-269
Hans Larsson(4)	-250	—	—	—	-250
Eva Nilsagård. from April 24, 2018	-182	—	—	—	-182
Susanne Lithander, resigned April 24, 2018	-74	—	—	—	-74
Lotta Mellström, resigned April 24, 2018(5)	—	—	—	—	—
Ulla Nilsson	-287	—	—	—	-287
Hélène Westholm, from April 24, 2018	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,743	-88	-1,418	-6,249
Per Åkerlind, Head of Treasury and Capital Management and -Executive Vice President	—	-3,339	-85	-1,307	-4,731
Karl Johan Bernerfalk, General Counsel	—	-1,414	-33	-505	-1,952
Andreas Ericson, Head of Mid Corporates, from October 15, 2018	—	-410	-6	-146	-562
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,930	-25	-483	-3,438
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,326	-16	-493	-2,835
Jens Hedar, Head of Large Corporates, from October 15, 2018	—	-461	-5	-157	-623
Johan Henningsson, Head of Sustainability	—	-1,261	-27	-466	-1,754
Petra Könberg, Head of Marketing & Business Development	—	-1,143	-28	-384	-1,555
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018	—	-1,943	-75	-610	-2,628
Ingela Nachtweij, acting Chief Information Officer (CIO), resigned January 31, 2018	—	-128	-2	-36	-166
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,471	-106	-556	-2,133
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,255	-108	-733	-3,096
Madeleine Widaeus, IT-chief, from February 1, 2018	—	-1,360	-11	-405	-1,776
Total	-1,961	-25,184	-615	-7,699	-35,459
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2017	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-745	—	—	—	-745
Other members of the Board of Directors:
Cecilia Ardström	-344	—	—	—	-344
Jan Belfrage, resigned March 22, 2017	-72	—	—	—	-72
Anna Brandt, from November 21, 2017	—	—	—	—	—
Reinhold Geijer, from March 22, 2017	-213	—	—	—	-213
Hans Larsson, from March 22, 2017	-212	—	—	—	-212
Susanne Lithander	-263	—	—	—	-263
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-273	—	—	—	-273
Teppo Tauriainen, resigned November 21, 2017(5)	—	—	—	—	—
Magnus Uggla, resigned March 22, 2017(4)	-46	—	—	—	-46
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,638	-97	-1,372	-6,107
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,278	-92	-1,159	-4,529
Karl Johan Bernerfalk, General Counsel	—	-1,372	-18	-447	-1,837
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,908	-19	-465	-3,392
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,252	-11	-485	-2,748
Johan Henningsson, Head of Sustainability	—	-1,191	-30	-435	-1,656
Petra Könberg, Head of Marketing & Business Development, from April 18, 2017	—	-830	-20	-220	-1,070
Jane Lundgren Ericsson, Head of Lending	—	-2,410	-98	-720	-3,228
Ingela Nachtweij, Acting Chief Information Officer (CIO), from January 10, 2017	—	-1,520	-27	-414	-1,961
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,415	-105	-536	-2,056
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,191	-112	-720	-3,023
Edvard Unsgaard, Head of Communication, resigned April 18, 2017	—	-314	-8	-102	-424
Total	-2,168	-24,319	-637	-7,075	-34,199
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson is 65 years and the pension fee is 30 percent of her fixed salary.

Finansinspektionens (the Swedish FSA’s) regulations (FFFS 2011:1) regarding remuneration structures in credit institutions, investment firms and fund management companies licensed to conduct discretionary portfolio management apply to SEK. Moreover, SEK applies the government’s guidelines on terms of employment for senior executives at state-owned companies. In accordance with these regulations, SEK’s Board has prepared a proposal for a set of guidelines for the remuneration of senior executives at SEK, which was adopted at the 2019 Annual General Meeting. The guidelines stipulate that salary and remuneration to the senior executives of SEK should be fair and reasonable. They should also be competitive, capped and appropriate as well as contribute to good ethical principles and corporate culture. Remuneration should not be higher than at comparable companies, and should be reasonable. Remuneration to senior executives consists of fixed salary, pension and other benefits. Pension terms for senior executives should be in the form of defined contribution plans.

SEK's remuneration system is designed to promote sound and effective risk management and restrict excessive risk-taking. Remuneration to employees is mainly determined at fixed amounts.

SEK’s Board of Directors’ Remuneration Committee (the “Remuneration Committee”) prepares proposals for decision by the Board relating to remuneration policy for the Company, on total remuneration for the CEO, for other members of the executive management, for the Head of Compliance, and for other employees reporting directly to the CEO, as well as on the terms and conditions for and the outcome of the Company’s remuneration system. The Remuneration Committee also prepares and handles overall issues relating to remuneration (salaries, pension and other benefits), measures aimed at applying SEK’s remuneration policy, and issues relating to succession planning. Further, the Remuneration Committee prepares overall instructions for remuneration issues that it deems necessary. The Remuneration Committee also ensures that the relevant oversight department, together with the Remuneration Committee, annually reviews and evaluates the Company’s remuneration systems and also reviews whether such systems comply with the Company’s remuneration policy and relevant instructions regarding remuneration. The outcome is presented to the Board in a separate report on the same day as the annual report is submitted. The Remuneration Committee has met five times in 2019.

The company has only one variable remuneration system, individual variable compensation ("IRE"). Within this system, permanent staff that have customer or business responsibility, but are not members of senior management, are offered the opportunity to receive individual variable remuneration . IRE has been around since 2017 and should be evaluated on an ongoing basis. The result of the evaluations shall be reported to the Remuneration Committee

The IRE system is discretionary in nature, in that all outcomes are subject to deferred payment and the Board takes all decisions regarding results and payments. Before an individual receives any IRE payment, the payment is subject to testing at three different levels: the Company level, the Department level and the Individual level. The test at the Company level is the basis for any IRE outcome. The outcome at the Company level is conditional on the actual return, following any applicable adjustment for the impact of non-operational items and increases in the Company’s total risk assumption compared with the target risk assumption exceeding a predetermined target. Of the profit that corresponds to any excess return, a percentage accrues to the IRE at the Company level. The outcome at the Company level is capped at a maximum of two months’ salary, calculated on the basis of all Company employees entitled to IRE. In the case of a positive outcome at the Company level, the next step is to test at the Department level. This test assesses the outcome at the Department level in relation to the department’s quantitative targets. If the targets have not been reached, the outcome at the Company level is reduced for all members of the department. The remainder after this test comprises the outcome at the Department level, which is capped at a maximum of two months’ salary, calculated on the basis of all department’s employees entitled to IRE. The final test is at the Individual level. This test assesses the behavior and performance of individuals. For each individual, the outcome following the test at the Individual level is subject to a floor of zero and a ceiling of 1.5 times the amount at the Department level. Accordingly, the maximum outcome for any individual is three months’ salary. The total outcome for all employees encompassed by IRE in a department must be within the outcome at the Department level. The Company pays payroll taxes on any IRE paid, which also carries pension entitlements.

SEK’s remuneration policy is designed in such a way that the Company may decide that remuneration that is subject to deferred disbursement may be withheld, in part or full, if it subsequently transpires that the performance criteria have not been fulfilled or if the employee has breached certain internal rules. The same applies if disbursement would not be justifiable by the Company’s financial situation. Moreover, the outcome may also be adjusted if credit losses, or recoveries of credit losses, have occurred after the relevant income year, but are deemed to be attributable to that year.

For all employees encompassed by IRE, the disbursement plan states that 40 percent of the outcome will be disbursed in April in the year following the income year to which the remuneration relates, and 20 percent will be disbursed in April in each of the three subsequent years.

As part of its strategic analysis and planning, the Company undertakes an annual process for internal capital and liquidity assessment. As part of this assessment, an analysis is conducted with the aim of identifying employees, whose work duties have a material impact on SEK’s risk profile, including risks related to the Company’s remuneration policy and remuneration system. The outcome of this analysis is taken into account when designing the remuneration systems in order to promote sound and efficient risk management and to restrict excessive risk-taking. No employees receive remuneration of EUR 1 million or more per fiscal year. No new agreements containing variable remunerations have been established during the year.

The CEO’s, Catrin Fransson’s, terms of employment comply with the Guidelines for Terms of Employment for Senior Executives in State-owned Companies (adopted April 20, 2009).

SEK pays a defined contribution pension insurance amounting to 30 percent of the CEO’s pensionable salary. The retirement age for the CEO is 65.

For the CEO, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance corresponding to those applicable under the BTP plan as well as healthcare insurance under Skandia Privatvård Plus and travel insurance. Other benefits payable to the CEO include car and per diem allowances. The CEO is entitled to six months’ notice prior to termination initiated by SEK and severance pay corresponding to 18 months’ salary. A deduction is made for any income arising from new employment.

The retirement age is 65 for all senior executives. The pension terms, conditions for termination of employment and other terms of employment for the senior executives follow the current Guidelines for Terms of Employment for Senior Executives in State-owned Companies (adopted April 20, 2009), where the BTP plan is included as an approved, collectively bargained, defined-benefit and defined-contribution pension plan. Since the 2017 Annual General Meeting, the new guidelines apply when appointing new senior executives at SEK. Pension provisions for senior executives in SEK are limited to 30 percent of pensionable income for retirement and survivors’ pension. Due to SEK’s implementation of a defined-benefit pension plan, the BTP plan, resulting from a collective agreement between the BAO and the Financial Sector Union of Sweden, covering employees in the banking and finance industries, the contribution for retirement and survivors’ pension can exceed 30 percent.

For the senior executives, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance arising out of applicable collective agreements as well as travel insurance and health insurance. Other benefits include car and per diem allowances.

Per Åkerlind has a notice period of six months should termination be initiated by SEK and is entitled to severance pay corresponding to 18 months’ salary. A deduction is made for any income arising from new employment. For other senior executives, the notice period upon termination initiated by SEK follows collective agreements. Upon resignation by the employee, the notice period is three or six months.

Pensions

The employees at SEK have a collectively bargained pension plan through the BTP plan, which is the most significant pension plan for salaried bank employees in Sweden. The BTP plan is funded by means of insurance with the insurance companies SPP and SEB.

The total pension cost for defined benefit and defined contribution obligations are shown below

Skr mn	2019	2018	2017
Service cost	-6	-4	-5
Regulation of pension obligations	0	5	—
Interest cost, net	-2	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-8	0	-6
Pension cost for defined contribution pension cost incl. payroll tax	-52	-52	-52
Pension cost recognized in personnel costs	-60	-52	-58

Actuarial gains and (losses) on defined benefit obligation during period	-16	-48	-7
Return above expected return, gains and (losses) on plan assets	12	0	3
Change in the effect of the asset ceiling excluding interest	—	—	—
Revaluation of defined benefit plans	-4	-48	-4

Net value of defined benefit pension obligations

Skr mn	2019	2018	2017
Defined benefit obligations	272	253	263
Plan assets	-189	-173	-223
Restriction to net defined benefit asset due to the asset ceiling	0	0	0
Provision for pensions, net obligation(1)	83	80	40
(1)	See note 21.

Development of defined benefit obligations

Skr mn	2019	2018	2017
Defined benefit obligation, opening balance	253	263	254
Service cost	6	4	5
Interest cost	5	6	7
Pension Payments incl. special payroll tax	-8	-9	-10
Other	0	-59	—
Actuarial (gains) and losses, effect due to changed demographic assumptions	—	—	—
Actuarial (gains) and losses, effect due to changed financial assumptions	25	46	9
Actuarial (gains) and losses, effect due to experience based outcome	-9	2	-2
Defined benefit obligation, closing balance	272	253	263

Development of plan assets related to defined benefit obligation

Skr mn	2019	2018	2017
Fair value of plan assets, opening balance	173	223	216
Expected return on plan assets	4	5	6
Contributions by the employer(1)	7	7	7
Benefits paid(2)	-7	-8	-8
Other(3)	0	-54	—
Return on plan assets excluding interest income	12	0	2
Fair value of plan assets, closing balance	189	173	223
(1)	Expected contribution from the employer in the following year is Skr 6 million (2018: Skr 6 million) excluding payroll tax.
(2)	Expected compensation paid in the following year is Skr 9 million (2018: Skr 8 million).
(3)	Regulation of pension obligations related to Venantius AB and its subsidiaries, which were liquidated in 2018.

Distribution of plan assets related to defined benefit obligation

Skr mn	2019	2018	2017
Domestic equity investments	4	3	4
Foreign equity investments	17	12	16
Domestic government bonds	49	43	63
Domestic corporate bonds	22	26	40
Mortgage bonds	49	49	76
Other Investments	25	19	—
Properties	23	21	24
Total	189	173	223

Principal actuarial assumptions used end of year

%	2019	2018	2017
Discount rate	1.7	2.1	2.5
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	1.6
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Discount rate	-1%		0.7%	+1%		2.7%
Defined benefit obligation			351			215
Service cost			8			5
Interest cost			2			6

Expected lifetime	+1	year		-1	year
Defined benefit obligation			286			260
Service cost			6			6
Interest cost			5			4

Net reconciliation of pension liabilities

Skr mn	2019	2018	2017
Pension liabilities, opening balance	80	40	38
Net periodic pension cost	7	0	6
Contributions by the employer	-7	-7	-7
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	4	48	4
Pension liabilities, closing balance	83	80	40

Net interest is calculated using the discount rate of pension obligations, based on the net surplus or net deficit in the defined benefit plan.

Pension expense in 2019 for defined benefit pensions amounts to Skr 8 million (2018: Skr 0 million).

As of December 31, 2019, the expected weighted average remaining service time for active employees was 14.89 years (2018: 16.66 years), the expected weighted average duration for the present value was 19.23 years (2018: 19.37 years) and the average salary for active employees was Skr 0.9 million (2018: Skr 0.8 million).

Discount rate

Swedish government bonds were previously used as the basis for calculating pension liabilities. Since January 1, 2013 the calculation has instead been based on the estimated interest curve of Swedish mortgage bonds, as this market is regarded as liquid enough to be used for this purpose. The discount rate is based on market expectations at the end of the accounting period, using bonds with the same duration as the pension liability.

Expected early retirement

According to the transitional rule for § 8 in the BTP-plan, the calculation includes the assumption that 20 percent of the employees use the possibility for early retirement. The earliest retirement age is 61 for employees born 1956 or earlier. Employees born 1967 or later have no right to retire before age 65.

Expected return on plan assets

Expected return on plan assets is equal to the discount rate as regulated in IAS 19.

Expected salary increase

The assumption of salary increase is based on SEK’s assessment.

Expected inflation

The expected inflation is in line with Swedish inflation-linked bonds.

Expected employee turnover

Expected employee turnover is based on SEK’s assessment of the long-term expected Company staff attrition during one year.

Average number of employees	2019	2018	2017
Women	120	117	121
Men	121	126	131
Total average number of employees	241	243	252

Number of employees at year-end	2019	2018	2017
Women	123	118	122
Men	121	120	128
Total number of employees(1)	244	238	250
of which full-time employees	236	230	243
Allocation of women/men	50/50	49/51	48/52
of which part-time employees	8	8	7
Allocation of women/men	75/25	75/25	86/14
of which permanent employees	243	236	246
Allocation of women/men	51/49	50/50	49/51
of which temporary employees	1	2	4
Allocation of women/men	0/100	50/50	50/50
of which managers	31	29	31
of which non-management	213	209	219
(1)	In addition to its employees, SEK had 66 consultants (FTEs) engaged at year-end 2019.

Employees by age distribution	2019	2018	2017
Total number of employees	244	238	250
of which under the age of 30 years	12	13	16
of which between 30 and 50 years	127	127	142
of which over 50 years	105	98	92

Employee turnover	2019	2018	2017
Number of employees who left employment	30	32	31
of which women	16	12	12
of which men	14	20	19
of which under the age of 30 years	2	3	4
of which between 30 and 50 years	22	20	20
of which over 50 years	6	9	7

Health, %	2019	2018	2017
Absence due to sickness	2.5	3.1	3.3
Percentage of employees that use SEK’s fitness allowance	89	91	92

Equality and diversity	2019	2018	2017
Allocation of women/men on the Board of Directors	62/38	62/38	60/40
Allocation of women/men in SEK’s executive management	50/50	50/50	64/36
Allocation of women/men in-management positions	42/58	41/59	42/58
Allocation of women/men at SEK in total	50/50	51/49	49/51
Allocation of employees with foreign/Swedish background(1)	33/67	33/67	33/67
(1)

Foreign background is defined as “I was raised in a country other than Sweden (wholly or in part)”, “I was born in another country but raised in Sweden” and “I myself was born and raised in Sweden but have a parent/parents born and raised in another country”. The survey is conducted at least once every three years.

Employee development	2019		2018	2017
Percentage of employees who had a performance review (percent)	—	(1)	96	95
Average number of training days per employee (all employees are white-collar workers)	3		3	2
(1)	The question was not asked in 2019, the next measurement will be in 2020.